EMPLOYEE EQUITY INCENTIVE PLAN (Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	42,891,460
Weighted average exercise price	$ 0.14
Weighted average remaining contractual life	6 years 8 months 19 days
Aggregate intrinsic value	$ 1,039,815
Number exercisable	26,481,460
Weighted average exercise price	$ 0.11
Weighted average remaining contractual life	5 years 6 months 14 days
Aggregate intrinsic value	913,202
Employee Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.14	$ 0.10	$ 0.10	$ 0.10
Options expected to vest	16,410,000
Options expected to vest, weighted-average exercise price	$ 0.18
Options expected to vest, weighted-average remaining contractual term	8 years 10 months 2 days
Options expected to vest, aggregate intrinsic value	126,613
$0.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.07
Number outstanding	7,420,857
Aggregate intrinsic value	482,356
Number exercisable	7,420,857
Aggregate intrinsic value	482,356
$0.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.09
Number outstanding	1,600,000
Aggregate intrinsic value	76,800
Number exercisable	1,600,000
Aggregate intrinsic value	76,800
$0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.10
Number outstanding	10,245,560
Aggregate intrinsic value	412,384
Number exercisable	7,295,560
Aggregate intrinsic value	293,646
$0.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.12
Number outstanding	2,000,000
Aggregate intrinsic value	31,500
Number exercisable	1,500,000
Aggregate intrinsic value	23,625
$0.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.13
Number outstanding	3,832,520
Aggregate intrinsic value	36,775
Number exercisable	3,832,520
Aggregate intrinsic value	36,775
$0.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.14
Number outstanding	400,000
Aggregate intrinsic value
Number exercisable
Aggregate intrinsic value
$0.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.15
Number outstanding	2,352,523
Aggregate intrinsic value
Number exercisable	2,352,523
Aggregate intrinsic value
$0.19 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.19
Number outstanding	9,920,000
Aggregate intrinsic value
Number exercisable	2,480,000
Aggregate intrinsic value
$0.22 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.22
Number outstanding	5,120,000
Aggregate intrinsic value
Number exercisable
Aggregate intrinsic value